Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 24.9%
Banks - 10.8%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (A), 02/16/2021 (B) (C)	$ 726,000	$ 715,473
Bank of America Corp.
CPI-YoY + 1.10%, 2.28% (A), 11/19/2024, MTN	1,000,000	1,018,800
4.18%, 11/25/2027, MTN	528,000	604,687
Fixed until 04/24/2037, 4.24% (A), 04/24/2038	452,000	545,492
Barclays Bank PLC
CPI-YoY + 1.00%, 2.18% (A), 05/22/2023, MTN (D) (E)	2,600,000	2,650,700
BBVA Bancomer SA
Fixed until 01/18/2028, 5.13% (A), 01/18/2033 (F)	321,000	338,992
BNP Paribas SA
Fixed until 09/30/2027, 1.90% (A), 09/30/2028 (F)	609,000	619,889
Citigroup, Inc.
4.65%, 07/23/2048	710,000	933,183
Corestates Capital II
3-Month LIBOR + 0.65%, 0.89% (A), 01/15/2027 (F)	269,000	260,594
Credit Agricole SA
2.81%, 01/11/2041 (F)	605,000	595,762
Fixed until 01/10/2028, 4.00% (A), 01/10/2033 (F)	701,000	778,430
Natwest Group PLC
Fixed until 03/08/2022, 2.00% (A), 03/08/2023, MTN (G)	EUR 800,000	991,821
Fixed until 08/28/2030, 3.03% (A), 11/28/2035	$ 381,000	382,734
UniCredit SpA
Fixed until 06/30/2030, 5.46% (A), 06/30/2035 (F)	621,000	667,153
Zions Bancorp NA
3.25%, 10/29/2029	288,000	300,253

		11,403,963

Capital Markets - 1.5%
Deutsche Bank AG
Fixed until 09/18/2023, 2.22% (A), 09/18/2024
	235,000	241,616
Goldman Sachs Group, Inc.
Fixed until 11/10/2022 (B), 5.00% (A) (C)	702,000	696,384
Morgan Stanley
CPI-YoY + 2.00%, 3.18% (A), 04/25/2023 - 06/09/2023	643,000	672,105

		1,610,105

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.4%
Dow Chemical Co.
5.25%, 11/15/2041	$ 198,000	$ 255,230
LYB International Finance III LLC
3.80%, 10/01/2060	211,000	218,426

		473,656

Equity Real Estate Investment Trusts - 0.3%
VEREIT Operating Partnership, LP
2.85%, 12/15/2032	291,000	299,384

Food Products - 0.6%
Smithfield Foods, Inc.
5.20%, 04/01/2029 (F)	581,000	688,752

Health Care Providers & Services - 0.9%
CVS Health Corp.
1.88%, 02/28/2031	1,000,000	991,694

Insurance - 1.0%
Athene Holding, Ltd.
3.50%, 01/15/2031	207,000	216,917
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 2.35% (A), 02/12/2067 (F)	898,000	826,049

		1,042,966

Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	625,000	597,109

Metals & Mining - 2.8%
Anglo American Capital PLC
2.63%, 09/10/2030 (F)	207,000	212,224
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030	466,000	498,463
Glencore Funding LLC
4.00%, 04/16/2025 (F)	226,000	252,605
Newcrest Finance Pty, Ltd.
4.20%, 05/13/2050 (F)	115,000	136,352
5.75%, 11/15/2041 (F)	446,000	613,438
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030	86,000	86,584
Teck Resources, Ltd.
6.25%, 07/15/2041	790,000	1,006,883
Vale Overseas, Ltd.
3.75%, 07/08/2030	88,000	96,457

		2,903,006

Multi-Utilities - 0.2%
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 2.33% (A), 05/15/2067	219,000	197,356

Oil, Gas & Consumable Fuels - 4.6%
Apache Corp.
4.25%, 01/15/2030 (C)	300,000	296,250
4.88%, 11/15/2027	50,000	51,375
BP Capital Markets America, Inc.
3.00%, 02/24/2050	533,000	517,186
Cenovus Energy, Inc.
4.25%, 04/15/2027	397,000	434,831
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	99,000	108,305

Transamerica Funds	Page 1

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enable Midstream Partners, LP
4.95%, 05/15/2028	$ 253,000	$ 266,585
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077	731,000	745,620
Energy Transfer Operating, LP
5.80%, 06/15/2038	315,000	354,691
Fixed until 02/15/2023 (B), 6.25% (A)	691,000	562,875
EnLink Midstream Partners, LP
Fixed until 12/15/2022 (B), 6.00% (A)	133,000	73,150
Enterprise Products Operating LLC
3.70%, 01/31/2051	255,000	266,340
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	243,000	243,407
Kinder Morgan, Inc.
5.05%, 02/15/2046	155,000	183,615
MPLX, LP
2.65%, 08/15/2030	191,000	195,082
Fixed until 02/15/2023 (B), 6.88% (A) (C)	348,000	342,780
Valero Energy Corp.
2.15%, 09/15/2027	169,000	170,815

		4,812,907

Semiconductors & Semiconductor Equipment - 1.2%
Broadcom, Inc.
2.60%, 02/15/2033 (F)	1,286,000	1,271,440

Total Corporate Debt Securities (Cost $25,361,444)		26,292,338

FOREIGN GOVERNMENT OBLIGATIONS - 22.2%
Australia - 3.4%
Australia Government Bond
0.75%, 11/21/2027 (G)	AUD 4,000,000	3,620,681

Canada - 3.7%
Canada Government Real Return Bond
4.25%, 12/01/2026	CAD 3,762,720	3,917,113

Mexico - 2.5%
Mexico Udibonos
Series S,
4.50%, 12/04/2025	MXN 46,483,563	2,629,374

New Zealand - 5.5%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (G)	NZD 6,450,000	5,803,816

Spain - 3.7%
Spain Government Inflation-Linked Bond
0.70%, 11/30/2033 (G)	EUR 2,148,615	3,153,816
1.00%, 11/30/2030 (G)	520,200	763,651

		3,917,467

United Kingdom - 3.4%
U.K. Gilt Inflation-Linked
0.13%, 03/22/2024 - 03/22/2044 (G)	GBP 1,271,346	2,697,992
1.25%, 11/22/2032 (G)	398,790	858,011

		3,556,003

Total Foreign Government Obligations (Cost $22,262,020)		23,444,454

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 51.2%
U.S. Treasury Inflation-Protected Securities - 51.2%
U.S. Treasury Inflation-Indexed Bond
0.75%, 02/15/2045	$ 1,436,643	$ 1,830,598
1.00%, 02/15/2046	2,086,751	2,804,860
1.38%, 02/15/2044	1,339,920	1,907,519
2.13%, 02/15/2040	842,807	1,293,928
2.38%, 01/15/2025	2,899,218	3,410,809
3.38%, 04/15/2032	1,759,332	2,680,530
3.88%, 04/15/2029	2,057,900	2,976,077
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2021	1,152,900	1,161,006
0.13%, 01/15/2022 - 01/15/2030	15,928,508	16,962,478
0.25%, 01/15/2025 - 07/15/2029	2,929,958	3,275,832
0.38%, 07/15/2023 - 07/15/2027	4,487,396	4,952,550
0.50%, 01/15/2028	1,582,515	1,807,508
0.63%, 07/15/2021	2,309,260	2,348,981
0.63%, 04/15/2023 - 01/15/2026	5,988,304	6,560,101

Total U.S. Government Obligations (Cost $48,054,298)		53,972,777

	Shares	Value

SHORT-TERM INVESTMENT COMPANY - 0.8%
Money Market Fund - 0.8%
State Street Institutional U.S. Government Money Market Fund,
0.03% (H)	793,383	$ 793,383

Total Short-Term Investment Company (Cost $793,383)		793,383

OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio,
0.06% (H)	950,870	950,870

Total Other Investment Company (Cost $950,870)		950,870

Total Investments (Cost $97,422,015)		105,453,822
Net Other Assets (Liabilities) - (0.0)% (I)		(25,580)

Net Assets - 100.0%		$ 105,428,242

Transamerica Funds	Page 2

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	04/15/2021	USD	2,018,180	AUD	2,610,700	$22,090	$—
JPMS	04/15/2021	USD	2,162,456	CAD	2,757,640	5,607	—
JPMS	04/15/2021	USD	4,983,286	EUR	4,091,000	10,187	—
JPMS	04/15/2021	USD	3,530,116	GBP	2,590,000	—	(20,062)
JPMS	04/15/2021	USD	2,615,944	MXN	52,716,071	65,091	—
JPMS	04/15/2021	USD	4,125,110	NZD	5,744,705	—	(3,063)

Total						$102,975	$(23,125)

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$23,641,638	$2,650,700	$26,292,338
Foreign Government Obligations	—	23,444,454	—	23,444,454
U.S. Government Obligations	—	53,972,777	—	53,972,777
Short-Term Investment Companies	793,383	—	—	793,383
Other Investment Company	950,870	—	—	950,870

Total Investments	$1,744,253	$101,058,869	$2,650,700	$105,453,822

Other Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$102,975	$—	$102,975

Total Other Financial Instruments	$—	$102,975	$—	$102,975

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (K)	$—	$(23,125)	$—	$(23,125)

Total Other Financial Instruments	$—	$(23,125)	$—	$(23,125)

Level 3 Rollforward

Investments	Beginning Balance at October 31, 2020	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2021 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2021
Corporate Debt Securities	$2,650,700	$—	$—	$620	$—	$(620)	$—	$—	$2,650,700	$(620)

Quantitative Information About Significant Unobservable Inputs (Level 3)

Investments	Value at January 31, 2021	Valuation Technique	Unobservable Input Used as of January 31, 2021	Range of Input Values	Weighted Average of Input Values
Corporate Debt Securities	$2,650,700	Market Quotation	Last Traded Price	$101.95 - $101.95	—

Transamerica Funds	Page 3

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,820,128, collateralized by cash collateral of $950,870 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $908,670. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2021, the value of the security is $2,650,700, representing 2.5% of the Fund’s net assets.
(E)	Security is Level 3 of the fair value hierarchy.
(F)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $7,261,680, representing 6.9% of the Fund’s net assets.
(G)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2021, the total value of Regulation S securities is $17,889,788, representing 17.0% of the Fund’s net assets.
(H)	Rates disclosed reflect the yields at January 31, 2021.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(K)	Derivative instruments are valued at unrealized appreciation (depreciation).
(L)	Total value of Level 3 securities is 2.5% of the Fund’s net assets.

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI-YoY US	Consumer Price Index Urban Consumers Year Over Year
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

Transamerica Funds	Page 4

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 5

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 6